Management Contracts (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 08, 2016	Sep. 01, 2010	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Number of common stock shares issued for consultants	85,000
Number of common stock value issued for consultants	$ 24,650			$ 364,301	$ 51,000
Shares issued price per share					$ 0.15
Related part note settled				$ 100,000
Spiral Toys LLC [Member]
Related part note settled			$ 100,000
Management Agreement [Member] | Peter Henricsson [Member]
Number of common stock shares issued for consultants		3,250
Number of common stock value issued for consultants		$ 960,000
Agreement term		3 years
Shares issued price per share		$ 0.002
Number of shares value granted during the period		$ 1,920
Number of option vesting period during the per quarter		160
Management Agreement [Member] | Gordon C. McDougall [Member]
Number of common stock shares issued for consultants		3,250
Number of common stock value issued for consultants		$ 960,000
Agreement term		3 years
Shares issued price per share		$ 0.002
Number of shares value granted during the period		$ 1,920
Number of option vesting period during the per quarter		160